FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

APRIL 16, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         FEDERATED WORLD INVESTMENT SERIES, INC. (the “Corporation” or “Registrant”)
Federated International Leaders Fund (the “Fund”)
1933 Act File No. 33-52149
1940 Act File No. 811-7141

Dear Sir or Madam:

Post-Effective Amendment No. 45 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Corporation, with respect to the Fund, is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Corporation’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to add a new class of shares to the Fund – “Institutional Shares.”

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Corporation acknowledges the staff’s view that: the Corporation is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Corporation may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-8094.

Very truly yours,

/s/ Mark R. Thompson
Mark R. Thompson
Senior Paralegal

Enclosures